Expense Example - Easterly RocMuni High Income Municipal Bond Fund	Mar. 09, 2026 USD ($)
Easterly RocMuni High Income Municipal Bond Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 122
Expense Example, with Redemption, 3 Years	405
Expense Example, with Redemption, 5 Years	733
Expense Example, with Redemption, 10 Years	1,663
Easterly RocMuni High Income Municipal Bond Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	469
Expense Example, with Redemption, 5 Years	836
Expense Example, with Redemption, 10 Years	1,869
Easterly RocMuni High Income Municipal Bond Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	614
Expense Example, with Redemption, 10 Years	$ 1,413